CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,550,969)		$ (4,049,645)	$ 55,581
Adjustments to reconcile net (loss) income from operations to net cash (used in) provided by operating activities:
Depreciation and amortization	123,379	$ 181,637	181,637	26
Stock-based compensation	526,348	138,334	992,997	52,550
Impairment loss			1,321,338
Changes in operating assets and liabilities, net of assets and liabilities assumed in business acquisition:
Accounts receivable	(3,469)		(9,803)
Accounts receivable - related parties		547	72,187	(73,413)
Tenants receivable	479		(38,469)
Inventory	(7,372)		(1,509)
Prepaid expenses and other current assets	75,693	2,254	(98,917)	(50,619)
Security deposit	5,284	(23,922)	(30,294)
Accounts payable	(30)		28
Accrued liabilities and other payables	178,136	29,202	214,628	5,758
Accrued liabilities and other payables - related parties	(14,498)	16,257	31,331	(9,607)
Deferred rental income	(5,515)		12,769
Interest payable	236,986
Income taxes payable		(21,150)	(21,561)	21,927
VAT and other taxes payable	31,264	(5,029)	(8,697)	11,781
Tenants' security deposit	(18,888)		92,288
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(416,234)	(412,814)	(1,339,692)	13,984
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayment made for acquisition of real property		(2,000)		(700,000)
Purchase of Avalon GloboCare Corp.'s shares by AHS				(230,000)
Prepayment made for purchase of long-term assets			(148,010)
Purchase of property, plant and equipment	(7,852)		(53,812)	(334)
Purchase of intangible assets			(876,087)
Purchase of commercial real estate			(7,008,571)
Cash acquired on acquisition of business			72,032
NET CASH USED IN INVESTING ACTIVITIES	(7,852)	(2,000)	(8,014,448)	(930,334)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common stock	(522,500)
Proceeds received from loan payable			2,100,000
Repayments for loan			(600,000)
Proceeds received from related parties' advance			210,000	9,000
Repayment for related parties' advance			(307,150)
Proceeds received from AHS's founders'contribution				141,000
Refundable deposit in connection with Share Subscription Agreement		3,000,000	3,000,000
Proceeds received from sale of common stock			5,150,000	3,635,000
Payment of issuance costs related to sale of common stock			(50,625)
NET CASH PROVIDED BY FINANCING ACTIVITIES	(522,500)	3,000,000	9,502,225	3,785,000
EFFECT OF EXCHANGE RATE ON CASH	45,209	(40,147)	(7,241)	(92,047)
NET INCREASE IN CASH	(901,377)	2,545,039	140,844	2,776,603
CASH - beginning of period	3,027,033	2,886,189	2,886,189	109,586
CASH - end of period	2,125,656	5,431,228	3,027,033	2,886,189
Cash paid for:
Interest
Income taxes		21,150	21,561
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued in connection with Share Subscription Agreement		300	300
Distribution of Avalon GloboCare Corp.'s shares to AHS's founders				230,000
Acquisition of real estate by decreasing prepayment for property	$ 110,103		700,000
Common stock issued on purchase of intangible assets			500,000
GenExosome's shares issued on purchase of intangible assets			1,217,391
Business acquired on credit			$ 450,000